22. LEASES PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease liabilities	R$ 2,981,678	R$ 8,150,026
Current	654,662	1,510,097
Non-current	2,327,016	6,639,929
Towers [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease liabilities	2,280,952	7,373,373
Physical space [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease liabilities	371,240	403,485
Stores [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease liabilities	94,121	103,792
Properties [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease liabilities	63,793	72,719
Vehicles [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease liabilities	146,974	R$ 196,657
Power distributed [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Lease liabilities	R$ 24,598